CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 - USD ($) $ in Thousands		Total	Issued capital	Additional paid-in capital	Retained earnings	Foreign currency translation reserve	Investment revaluation reserve and cash flow hedge reserve	Attributable to owners of the Parent	Non-controlling interest
Balance at beginning of the year (in shares) at Dec. 31, 2018	[1]	35,965,662
Balance at beginning of the year (Adjustment on initial application of IFRS 16) at Dec. 31, 2018		$ (1,972)			$ (1,972)			$ (1,972)
Balance at beginning of the year at Dec. 31, 2018		$ 337,916	$ 43,158	$ 109,559	187,335	$ (2,097)	$ (39)	337,916
Issuance of shares under share-based compensation plan (see note 30.1) (in shares)	[1]	899,100
Issuance of shares under share-based compensation plan (see note 30.1)		$ 22,554	1,079	21,475				22,554
Issuance of shares under subscription agreement (see note 30.1) (in shares)	[1]	98,857
Issuance of shares under subscription agreement (see note 30.1)		$ 7,770	119	7,651				7,770
Share-based compensation plan (see note 25)		18,852		18,852				18,852
Other comprehensive income (loss) for the year		(421)				(400)	(21)	(421)
Net income for the year		$ 54,015			54,015			54,015
Balance at end of the year (in shares) at Dec. 31, 2019	[1]	36,963,619
Balance at end of the year at Dec. 31, 2019		$ 438,714	44,356	157,537	239,378	(2,497)	(60)	438,714
Issuance of shares under share-based compensation plan (see note 30.1) (in shares)	[1]	394,319
Issuance of shares under share-based compensation plan (see note 30.1)		$ 18,830	473	18,357
Issuance of shares under subscription agreement (see note 30.1) (in shares)	[1]	226,850
Issuance of shares under subscription agreement (see note 30.1)		$ 46,298	272	46,026
Common shares issued pursuant to the June 2020 public offering (see note 30.2) (in shares)	[1]	2,300,000
Common shares issued pursuant to the June 2020 public offering (see note 30.2)		$ 300,880	2,760	298,120
Share-based compensation plan (see note 25)		21,117		21,117
Other comprehensive income (loss) for the year		(117)				(398)	281
Net income for the year		$ 54,217			54,217
Balance at end of the year (in shares) at Dec. 31, 2020	[1]	39,884,788
Balance at end of the year at Dec. 31, 2020		$ 879,939	47,861	541,157	293,595	(2,895)	221	879,939	$ 0
Issuance of shares under share-based compensation plan (see note 30.1) (in shares)	[1]	449,078
Issuance of shares under share-based compensation plan (see note 30.1)		$ 27,604	539	27,065				27,604
Issuance of shares under ESPP plan (note 25.4)		$ 2,340	9	2,331				2,340
Issuance of shares under subscription agreement (see note 30.1) (in shares)	[1]	38,879
Issuance of shares under subscription agreement (see note 30.1)		$ 9,121	47	9,074				9,121
Equity settled deferred consideration ( note 26)		$ 2,152		2,152				2,152
Common shares issued pursuant to the June 2020 public offering (see note 30.2) (in shares)	[1]	1,380,000
Common shares issued pursuant to the June 2020 public offering (see note 30.2)		$ 286,207	1,656	284,551				286,207
Share-based compensation plan (see note 25)		29,209		29,209				29,209
Repurchase of shares (note 25.4)		(7,256)	(32)	(7,224)				(7,256)
Non-controlling interest arising on a business combination (note 26.14)		2,648							2,648
Put option over non-controlling interest (note 26)		(16,285)		(16,285)				(16,285)
Other comprehensive income (loss) for the year		(3,721)				(3,733)	12	(3,721)
Net income for the year		$ 96,355			96,065			96,065	290
Balance at end of the year (in shares) at Dec. 31, 2021	[1]	41,733,198
Balance at end of the year at Dec. 31, 2021		$ 1,308,313	$ 50,080	$ 872,030	$ 389,660	$ (6,628)	$ 233	$ 1,305,375	$ 2,938

[1]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.